Significant acquisition and disposition - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 03, 2023	Jul. 31, 2023	Jun. 30, 2023	Nov. 29, 2022	Oct. 31, 2022
Statement [Line Items]
Assets		$ 1,957,734			$ 1,917,219
Liabilities		$ 1,845,305			$ 1,809,044
Disposal groups classified as held for sale [member]
Statement [Line Items]
Assets	$ 2,700
Liabilities	2,700
Disposal groups classified as held for sale [member] | Non-Interest income [member] | Wealth Management [member]
Statement [Line Items]
Gain on sale of asset servicing activities, pre tax	69
Gain on sale of asset servicing activities, after tax	$ 77
HSBC Canada [member]
Statement [Line Items]
Percentage of voting equity interests acquired				100.00%
Cash transferred				$ 13,500
Par value of preferred shares and subordinated debt			$ 2,100